Exploration and evaluation of oil and gas reserves	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Exploration and evaluation of oil and gas reserves

20.	Exploration and evaluation of oil and gas reserves

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	Jan-Jun/2023	Jan-Jun/2022
Property plant and equipment
Opening Balance	1,876	2,376
Additions	158	95
Write-offs	(1)	(14)
Transfers	(44)	(42)
Translation adjustment	155	(259)
Closing Balance	2,144	2,156
Intangible Assets	2,713	2,734
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,857	4,890

(1)	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(317)	(136)	(192)	(83)
Exploration expenditures written off (includes dry wells and signature bonuses)	(38)	(94)	(6)	(71)
Contractual penalties on local content requirements	7	108	7	110
Other exploration expenses	-	(1)	-	-
Total expenses	(348)	(123)	(191)	(44)
Cash used in:
Operating activities	317	(135)	192	(81)
Investment activities	306	(980)	241	(904)
Total cash used	623	(1,115)	433	(985)

In 2022, Petrobras approved the execution, with the ANP, of a Term of Conduct Adjustment (TAC) to offset local content fines related to:

•	22 concessions in which Petrobras has a 100% interest, located in the Barreirinhas, Campos, Espírito Santo, Parecis, Potiguar, Recôncavo, Santos, Sergipe-Alagoas and Solimões basins; and
•	18 concessions in which Petrobras operates in partnership with other concessionaires, located in the Almada, Campos, Espírito Santo, Mucuri, Parnaíba, Pelotas, Pernambuco-Paraíba, Potiguar, Recôncavo, Santos and Sergipe basins.

The TAC provides for the conversion of fines into investment commitments in the Exploration and Production segment with local content. As a result, all administrative proceedings related to the collection of fines arising from alleged non-compliance with local content in these concessions were closed, resulting in a US$ 127 gain for the reversal of this liability as of June 30, 2022.

As of June 30, 2023, under the terms of the agreement, Petrobras commits to investing US$ 280 (R$ 1,350 million) in local content by December 31, 2026.